Income per Common Share of the Trust (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted income per common share of the Trust (in thousands except per share amounts):

	2018			2017
	Income (Numerator)	Weighted Average Shares (Denominator)	Per Share	Income (Numerator)	Weighted Average Shares (Denominator)	Per Share
Income from continuing operations net of noncontrolling interest - basic	$144,296	147,275	$0.98	$229,816	146,742	$1.56
Dilutive shares for long-term compensation plans	—	946		—	799
Income from continuing operations net of noncontrolling interest - diluted	$144,296	148,221	$0.97	$229,816	147,541	$1.55
Discontinued operations net of noncontrolling interest - basic	$335,311	147,275	$2.28	$52,524	146,742	$0.36
Dilutive shares for long-term compensation plans	—	946		—	799
Discontinued operations net of noncontrolling interest - diluted	$335,311	148,221	$2.27	$52,524	147,541	$0.36
Net income available to common shareholders - basic	$479,607	147,275	$3.26	$282,340	146,742	$1.92
Dilutive shares for long-term compensation plans	—	946		—	799
Net income available to common shareholders - diluted	$479,607	148,221	$3.24	$282,340	147,541	$1.91

	2016
	Income (Numerator)	Weighted Average Shares (Denominator)	Per Share
Income from continuing operations net of noncontrolling interest - basic	$321,197	146,204	$2.20
Dilutive shares for long-term compensation plans	—	685
Income from continuing operations net of noncontrolling interest - diluted	$321,197	146,889	$2.19
Discontinued operations net of noncontrolling interest - basic	$35,620	146,204	$0.24
Dilutive shares for long-term compensation plans	—	685
Discontinued operations net of noncontrolling interest - diluted	$35,620	146,889	$0.24
Net income available to common shareholders - basic	$356,817	146,204	$2.44
Dilutive shares for long-term compensation plans	—	685
Net income available to common shareholders - diluted	$356,817	146,889	$2.43